UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-21423

                                 The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                            Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports	to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2012

Mario J. Gabelli, CFA	Barbara G. Marcin, CFA	Robert D. Leininger, CFA

Kevin V. Dreyer	Christopher J. Marangi	Jeffrey J. Jonas, CFA

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 5.4%, compared with a total return of 9.5% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 3.7%. The Fund’s NAV per share was $17.68, while the price of the publicly traded shares closed at $15.51 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)
	Year to Date	1 Year	3 Year	5 Year	Since Inception (11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	5.37%	(1.00)%	18.78%	(0.51)%	5.54%
Investment Total Return (c)	3.68	(0.68)	22.34	0.30	4.32
S&P 500 Index	9.49	5.45	16.40	0.22	5.10
Dow Jones Industrial Average	6.81	6.56	18.19	1.98	5.93(d)
Nasdaq Composite Index	13.32	7.06	18.16	3.45	5.72
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2012:

The Gabelli Dividend & Income Trust

Food and Beverage	12.3%
Financial Services	11.6%
Energy and Utilities: Oil	9.7%
Energy and Utilities: Integrated	6.9%
Telecommunications	5.7%
U.S. Government Obligations	5.3%
Health Care	5.2%
Diversified Industrial	4.3%
Energy and Utilities: Electric	4.2%
Energy and Utilities: Natural Gas	3.9%
Consumer Products	3.6%
Retail	3.5%
Aerospace	3.4%
Energy and Utilities: Services	2.3%
Specialty Chemicals	1.8%
Metals and Mining	1.7%
Electronics	1.6%
Cable and Satellite	1.5%
Automotive: Parts and Accessories	1.5%
Entertainment	1.2%
Equipment and Supplies	1.1%

Environmental Services	0.9%
Business Services	0.9%
Machinery	0.9%
Energy and Utilities: Water	0.8%
Computer Software and Services	0.7%
Transportation	0.6%
Paper and Forest Products	0.6%
Wireless Communications	0.5%
Automotive	0.4%
Energy and Utilities	0.4%
Hotels and Gaming	0.3%
Computer Hardware	0.3%
Building and Construction	0.2%
Agriculture	0.2%
Real Estate	0.0%
Consumer Services	0.0%
Publishing	0.0%
Broadcasting	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 93.4%
	Aerospace — 3.3%
140,000	Exelis Inc.	$1,583,134	$1,380,400
165,000	Goodrich Corp.	19,223,781	20,938,500
32,000	Kaman Corp.	594,408	990,080
114,000	Rockwell Automation Inc.	5,083,028	7,530,840
1,344,000	Rolls-Royce Holdings plc	10,073,258	18,060,044
189,000	The Boeing Co.	12,162,263	14,042,700

		48,719,872	62,942,564

	Agriculture — 0.2%
100,000	Archer-Daniels-Midland Co.	2,706,857	2,952,000

	Automotive — 0.4%
250,000	Ford Motor Co.	3,614,800	2,397,500
25,000	General Motors Co.†	711,439	493,000
68,000	Navistar International Corp.†	2,152,872	1,929,160
83,000	PACCAR Inc.	3,661,107	3,252,770

		10,140,218	8,072,430

	Automotive: Parts and Accessories — 1.5%
19,000	BorgWarner Inc.†	674,430	1,246,210
412,000	Genuine Parts Co.	14,681,217	24,823,000
62,000	Johnson Controls Inc.	1,883,925	1,718,020
10,000	O’Reilly Automotive Inc.†	790,050	837,700

		18,029,622	28,624,930

	Building and Construction — 0.2%
97,000	Fortune Brands Home & Security Inc.†	936,983	2,160,190
75,000	Layne Christensen Co.†	1,806,233	1,551,750

		2,743,216	3,711,940

	Business Services — 0.9%
8,000	Clear Channel Outdoor Holdings Inc., Cl. A†	62,317	48,160
150,000	Diebold Inc.	5,159,429	5,536,500
80,000	Fly Leasing Ltd., ADR	987,615	975,200
150,000	Intermec Inc.†	1,455,033	930,000
23,000	Macquarie Infrastructure Co. LLC	679,859	765,670
19,500	MasterCard Inc., Cl. A	3,011,840	8,387,145
17,000	The Brink’s Co.	439,511	394,060
25,000	Thomson Reuters Corp.	744,543	711,250

		12,540,147	17,747,985

	Cable and Satellite — 1.5%
77,000	AMC Networks Inc., Cl. A†	1,867,884	2,737,350
359,000	Cablevision Systems Corp., Cl. A	5,361,343	4,771,110
16,000	Cogeco Inc.	316,415	720,401
37,000	Comcast Corp., Cl. A, Special	972,963	1,161,800
27,000	DIRECTV, Cl. A†	1,217,554	1,318,140
217,000	DISH Network Corp., Cl. A	4,743,614	6,195,350
53,000	EchoStar Corp., Cl. A†	1,372,506	1,400,260

Shares		Cost	Market Value
67,000	Liberty Global Inc., Cl. A†	$1,424,219	$3,325,210
33,000	Liberty Global Inc., Cl. C†	730,884	1,575,750
138,000	Rogers Communications Inc., Cl. B	1,886,579	4,996,980
7,000	Time Warner Cable Inc.	555,885	574,700

		20,449,846	28,777,051

	Computer Hardware — 0.1%
2,000	Apple Inc.†	1,121,426	1,168,000
16,000	SanDisk Corp.†	129,176	583,680

		1,250,602	1,751,680

	Computer Software and Services — 0.7%
16,000	EarthLink Inc.	120,926	119,040
4,000	eBay Inc.†	121,970	168,040
10,000	Google Inc., Cl. A†	5,312,593	5,800,700
125,000	Microsoft Corp.	3,272,003	3,823,750
6,000	RealD Inc.†	70,309	89,760
197,000	Yahoo! Inc.†	3,187,733	3,118,510

		12,085,534	13,119,800

	Consumer Products — 3.6%
15,000	Altria Group Inc.	321,235	518,250
190,000	Avon Products Inc.	4,839,344	3,079,900
45,000	Hanesbrands Inc.†	980,322	1,247,850
88,000	Harman International Industries Inc.	3,582,416	3,484,800
136,000	Kimberly-Clark Corp.	8,560,281	11,392,720
32,000	Philip Morris International Inc.	1,586,367	2,792,320
840,000	Swedish Match AB	10,724,918	33,843,107
145,000	The Procter & Gamble Co.	7,977,094	8,881,250
75,000	Tupperware Brands Corp.	3,987,543	4,107,000

		42,559,520	69,347,197

	Consumer Services — 0.0%
32,000	Liberty Interactive Corp., Cl. A†	570,783	569,280
15,000	Westway Group Inc.†	86,460	89,850

		657,243	659,130

	Diversified Industrial — 3.9%
95,000	Bouygues SA	3,346,193	2,548,722
135,000	Cooper Industries plc	4,524,686	9,204,300
802,000	General Electric Co.	16,871,709	16,713,680
347,000	Honeywell International Inc.	13,573,672	19,376,480
57,500	ITT Corp.	1,081,461	1,012,000
3,000	Mohawk Industries Inc.†	195,005	209,490
71,000	Owens-Illinois Inc.†	2,501,116	1,361,070
55,000	Smiths Group plc	1,044,621	874,301
6,000	Sulzer AG	592,897	708,002
18,000	Texas Industries Inc.	570,877	702,180
252,000	Textron Inc.	1,826,603	6,267,240

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
282,000	Tyco International Ltd.	$12,189,856	$14,903,700

		58,318,696	73,881,165

	Electronics — 1.6%
100,000	Emerson Electric Co.	5,079,554	4,658,000
767,900	Intel Corp.	16,036,753	20,464,535
105,000	TE Connectivity Ltd.	3,692,029	3,350,550
100,000	Texas Instruments Inc.	2,570,320	2,869,000

		27,378,656	31,342,085

	Energy and Utilities: Electric — 4.2%
70,000	ALLETE Inc.	2,289,278	2,926,000
137,000	American Electric Power Co. Inc.	4,290,121	5,466,300
39,000	Edison International	1,401,756	1,801,800
210,000	Electric Power Development Co. Ltd.	5,197,064	5,488,084
554,000	Great Plains Energy Inc.	14,216,038	11,861,140
212,000	Integrys Energy Group Inc.	10,237,806	12,056,440
521,030	Northeast Utilities	9,367,373	20,221,190
92,000	Pepco Holdings Inc.	1,714,044	1,800,440
167,000	Pinnacle West Capital Corp.	6,507,381	8,640,580
12,000	TECO Energy Inc.	217,503	216,720
115,000	The AES Corp.†	1,514,391	1,475,450
75,000	The Southern Co.	2,167,182	3,472,500
140,000	UNS Energy Corp.	3,570,590	5,377,400

		62,690,527	80,804,044

	Energy and Utilities: Integrated — 6.9%
11,000	Alliant Energy Corp.	279,637	501,270
80,000	Ameren Corp.	2,982,281	2,683,200
50,000	Avista Corp.	926,534	1,335,000
45,000	Black Hills Corp.	1,208,930	1,447,650
40,000	CH Energy Group Inc.	1,728,883	2,627,600
102,000	Chubu Electric Power Co. Inc.	2,323,052	1,651,192
339,000	CONSOL Energy Inc.	13,093,834	10,251,360
115,000	Consolidated Edison Inc.	4,655,447	7,151,850
50,000	Dominion Resources Inc.	2,110,674	2,700,000
5,000	Duke Energy Corp.	79,579	115,300
400,000	Edison SpA†	920,015	449,253
76,000	Endesa SA	2,708,690	1,330,625
400,000	Enel SpA	2,420,767	1,286,763
50,000	Exelon Corp.	2,474,807	1,881,000
74,000	FirstEnergy Corp.	2,573,611	3,640,060
96,000	Hawaiian Electric Industries Inc.	2,214,783	2,737,920
250,000	Hera SpA	552,073	351,177
110,000	Hokkaido Electric Power Co. Inc.	2,056,221	1,416,026
110,000	Hokuriku Electric Power Co.	1,921,598	1,703,634
80,000	Iberdrola SA, ADR	3,289,435	1,461,600

Shares			Cost	Market Value
130,000		Korea Electric Power Corp., ADR†	$1,852,458	$1,453,400
130,000		Kyushu Electric Power Co. Inc.	2,511,557	1,536,874
59,000		MGE Energy Inc.	1,901,328	2,790,700
34,102		National Grid plc, ADR	1,544,551	1,807,065
231,000		NextEra Energy Inc.	8,628,618	15,895,110
167,000		NiSource Inc.	3,498,225	4,133,250
334,000		OGE Energy Corp.	8,029,634	17,297,860
25,000		Ormat Technologies Inc.	375,000	534,750
125,000		Progress Energy Inc.	5,578,677	7,521,250
109,000		Public Service Enterprise Group Inc.	3,297,182	3,542,500
120,000		Shikoku Electric Power Co. Inc.	2,238,778	2,541,565
0	(a)	SunCoke Energy Inc.†	5	7
121,500		The Chugoku Electric Power Co. Inc.	2,194,052	1,992,700
47,000		The Empire District Electric Co.	1,019,512	991,700
120,000		The Kansai Electric Power Co. Inc.	2,302,748	1,433,665
135,000		Tohoku Electric Power Co. Inc.	2,320,630	1,349,409
149,000		Vectren Corp.	4,177,374	4,398,480
282,000		Westar Energy Inc.	5,503,146	8,445,900
119,000		Wisconsin Energy Corp.	1,874,592	4,708,830
140,000		Xcel Energy Inc.	2,316,806	3,977,400

			111,685,724	133,074,895

		Energy and Utilities: Natural Gas — 3.9%
95,000		AGL Resources Inc.	3,798,689	3,681,250
50,000		Delta Natural Gas Co. Inc.	646,919	1,086,500
160,356		GDF Suez†	0	203
20,000		Kinder Morgan Energy Partners LP	824,553	1,571,600
207,257		Kinder Morgan Inc.	5,946,057	6,677,804
424,000		National Fuel Gas Co.	12,863,831	19,919,520
332,000		ONEOK Inc.	4,231,876	14,046,920
131,600		Sempra Energy	3,957,469	9,064,608
27,000		South Jersey Industries Inc.	674,267	1,376,190
143,000		Southwest Gas Corp.	3,584,997	6,241,950
337,000		Spectra Energy Corp.	8,110,649	9,793,220
42,000		The Laclede Group Inc.	1,195,634	1,672,020

			45,834,941	75,131,785

		Energy and Utilities: Oil — 9.7%
57,000		Anadarko Petroleum Corp.	2,542,541	3,773,400
37,000		Apache Corp.	1,769,782	3,251,930
220,000		BG Group plc, ADR	1,780,065	4,518,800
183,000		BP plc, ADR	8,087,127	7,418,820
75,000		Chesapeake Energy Corp.	1,491,202	1,395,000
196,000		Chevron Corp.	11,890,145	20,678,000

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
333,700	ConocoPhillips	$13,906,962	$18,647,156
66,000	Devon Energy Corp.	3,109,704	3,827,340
140,000	Eni SpA, ADR	5,193,120	5,952,800
205,000	Exxon Mobil Corp.	9,587,886	17,541,850
41,000	Hess Corp.	1,425,162	1,781,450
420,400	Marathon Oil Corp.	9,082,040	10,749,628
212,700	Marathon Petroleum Corp.	6,123,925	9,554,484
114,000	Murphy Oil Corp.	5,969,718	5,733,060
223,100	Occidental Petroleum Corp.	8,521,379	19,135,287
800	PetroChina Co. Ltd., ADR	48,472	103,312
44,000	Petroleo Brasileiro SA, ADR	1,160,404	825,880
153,850	Phillips 66†	3,895,264	5,113,974
220,000	Repsol YPF SA, ADR	4,658,131	3,515,600
220,000	Royal Dutch Shell plc, Cl. A, ADR	11,028,128	14,834,600
640,100	Statoil ASA, ADR	9,846,057	15,272,786
100,000	Sunoco Inc.	4,063,980	4,750,000
185,000	Total SA, ADR	8,118,724	8,315,750

		133,299,918	186,690,907

	Energy and Utilities: Services — 2.3%
185,000	ABB Ltd., ADR†	2,017,405	3,019,200
74,000	Cameron International Corp.†	1,023,208	3,160,540
84,000	Diamond Offshore Drilling Inc.	4,667,738	4,966,920
398,600	Halliburton Co.	10,243,770	11,316,254
10,000	Noble Corp.	254,820	325,300
36,000	Oceaneering International Inc.	856,421	1,722,960
76,000	Rowan Companies plc, Cl. A†	2,738,432	2,457,080
117,000	Schlumberger Ltd.	3,907,339	7,594,470
39,000	Transocean Ltd.	2,868,965	1,744,470
609,000	Weatherford International Ltd.†	11,341,963	7,691,670

		39,920,061	43,998,864

	Energy and Utilities: Water — 0.8%
11,000	American States Water Co.	273,608	435,380
302,000	American Water Works Co. Inc.	6,464,821	10,352,560
74,000	Aqua America Inc.	1,237,577	1,847,040
90,000	SJW Corp.	1,564,611	2,160,900
12,000	The York Water Co.	156,854	214,680
15,000	United Utilities Group plc, ADR	411,092	319,800

		10,108,563	15,330,360

	Entertainment — 1.2%
2,000	Liberty Media Corp. - Liberty Capital, Cl. A†	165,490	175,820
70,000	Take-Two Interactive Software Inc.†	1,123,496	662,200

Shares		Cost	Market Value
90,000	The Madison Square Garden Co., Cl. A†	$1,662,598	$3,369,600
285,000	Time Warner Inc.	9,047,504	10,972,500
67,000	Viacom Inc., Cl. B	3,131,215	3,150,340
199,000	Vivendi SA	5,494,567	3,684,346

		20,624,870	22,014,806

	Environmental Services — 0.9%
120,000	Republic Services Inc.	3,366,934	3,175,200
30,075	Veolia Environnement	596,267	379,991
5,000	Waste Connections Inc.	156,670	149,600
427,000	Waste Management Inc.	15,239,383	14,261,800

		19,359,254	17,966,591

	Equipment and Supplies — 1.1%
95,000	CIRCOR International Inc.	1,731,985	3,238,550
3,000	Ingersoll-Rand plc	103,451	126,540
52,000	Lufkin Industries Inc.	428,741	2,824,640
68,000	Mueller Industries Inc.	2,711,243	2,896,120
622,500	RPC Inc.	1,235,241	7,401,525
130,000	Tenaris SA, ADR	5,865,975	4,546,100

		12,076,636	21,033,475

	Financial Services — 11.5%
104,000	Aflac Inc.	5,413,635	4,429,360
80,000	AllianceBernstein Holding LP	1,519,748	1,015,200
462,200	American Express Co.	19,997,342	26,904,662
40,000	American International Group Inc.†	1,164,000	1,283,600
315,000	Bank of America Corp.	2,114,659	2,576,700
42,000	BlackRock Inc.	5,085,527	7,132,440
150,770	Citigroup Inc.	5,366,389	4,132,606
18,000	CME Group Inc.	5,880,543	4,825,980
26,000	Deutsche Bank AG	1,188,845	940,420
230,000	Discover Financial Services	3,806,660	7,953,400
98,000	Fidelity National Financial Inc., Cl. A	1,809,417	1,887,480
15,000	Fidelity National Information Services Inc.	417,544	511,200
245,000	First Niagara Financial Group Inc.	3,192,856	1,874,250
123,000	H&R Block Inc.	1,974,914	1,965,540
58,000	HSBC Holdings plc, ADR	3,557,203	2,559,540
205,000	Invesco Ltd.	4,905,830	4,633,000
561,000	JPMorgan Chase & Co.	19,832,874	20,044,530
175,000	KKR Financial Holdings LLC	1,599,859	1,491,000
394,000	Legg Mason Inc.	10,146,951	10,389,780
44,000	M&T Bank Corp.	2,862,163	3,633,080
53,000	Moody’s Corp.	1,791,986	1,937,150
300,000	Morgan Stanley	6,440,817	4,377,000
40,000	National Australia Bank Ltd., ADR	949,148	966,800

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
172,000	New York Community Bancorp Inc.	$2,882,396	$2,155,160
104,000	Northern Trust Corp.	4,809,972	4,786,080
262,000	PNC Financial Services Group Inc.	13,936,529	16,010,820
260,000	SLM Corp.	4,333,417	4,084,600
170,000	State Street Corp.	6,366,165	7,588,800
150,000	T. Rowe Price Group Inc.	6,499,803	9,444,000
694,000	The Bank of New York Mellon Corp.	20,139,525	15,233,300
143,653	The Phoenix Companies Inc.†	284,222	265,758
153,000	The Travelers Companies Inc.	5,487,553	9,767,520
110,000	U.S. Bancorp	3,243,483	3,537,600
359,000	Waddell & Reed Financial Inc., Cl. A	7,807,829	10,870,520
554,000	Wells Fargo & Co.	16,281,200	18,525,760
15,000	Willis Group Holdings plc	433,200	547,350
15,000	WR Berkley Corp.	535,015	583,800

		204,059,219	220,865,786

	Food and Beverage — 12.3%
94,000	Beam Inc.	3,056,517	5,874,060
100,000	Campbell Soup Co.	3,149,531	3,338,000
500,000	China Mengniu Dairy Co. Ltd.	1,245,706	1,311,558
165,000	ConAgra Foods Inc.	3,745,732	4,278,450
60,000	Constellation Brands Inc., Cl. A†	870,867	1,623,600
300,082	Danone	15,096,110	18,613,666
1,550,000	Davide Campari - Milano SpA	7,830,185	10,768,793
1,312,200	DE Master Blenders 1753 NV	12,717,415	14,795,877
10,000	Diageo plc, ADR	908,150	1,030,700
274,000	Dr Pepper Snapple Group Inc.	6,396,777	11,987,500
582,000	General Mills Inc.	14,814,018	22,430,280
60,000	H.J. Heinz Co.	2,081,076	3,262,800
18,000	Heineken Holding NV	747,987	804,556
262,440	Hillshire Brands Co.	6,847,839	7,608,136
265,000	ITO EN Ltd.	5,840,946	4,946,269
44,000	Kellogg Co.	2,268,242	2,170,520
375,000	Kikkoman Corp.	4,483,113	4,616,251
794,000	Kraft Foods Inc., Cl. A	24,155,977	30,664,280
64,000	Molson Coors Brewing Co., Cl. B	3,097,971	2,663,040
150,000	Morinaga Milk Industry Co. Ltd.	588,860	572,340
13,000	Nestlé SA	753,053	774,535
2,000	Nestlé SA, ADR	111,522	119,480
168,000	NISSIN FOODS HOLDINGS CO. LTD.	5,735,429	6,378,683
1,610,000	Parmalat SpA	4,833,361	3,043,964
339,450	Parmalat SpA, GDR(b)(c)	981,615	643,597
206,000	PepsiCo Inc.	13,169,853	14,555,960

Shares		Cost	Market Value
62,000	Pernod-Ricard SA	$5,311,274	$6,611,136
17,700	Ralcorp Holdings Inc.†	1,153,236	1,181,298
19,319	Remy Cointreau SA	936,144	2,116,729
346,000	The Coca-Cola Co.	15,963,646	27,053,740
80,000	The Hershey Co.	2,929,042	5,762,400
30,000	Unilever plc, ADR	960,480	1,011,900
361,000	Yakult Honsha Co. Ltd.	9,457,275	14,090,448

		182,238,949	236,704,546

	Health Care — 5.2%
144,000	Abbott Laboratories	7,470,310	9,283,680
236,000	Bristol-Myers Squibb Co.	6,177,273	8,484,200
20,000	Chemed Corp.	1,241,197	1,208,800
266,000	Covidien plc	13,008,596	14,231,000
95,000	Eli Lilly & Co.	4,110,558	4,076,450
30,000	Endo Health Solutions Inc.†	1,091,333	929,400
30,000	Express Scripts Holding Co.†	1,600,419	1,674,900
99,000	Johnson & Johnson	6,445,833	6,688,440
11,000	Laboratory Corp. of America Holdings†	963,104	1,018,710
46,500	Mead Johnson Nutrition Co.	2,122,181	3,743,715
215,000	Merck & Co. Inc.	7,158,515	8,976,250
220,000	Metropolitan Health Networks Inc.†	1,943,732	2,105,400
40,000	Mylan Inc.†	896,228	854,800
25,000	Orthofix International NV†	920,645	1,031,250
112,500	Owens & Minor Inc.	2,399,108	3,445,875
777,000	Pfizer Inc.	14,670,283	17,871,000
75,000	Sanofi, ADR	2,849,575	2,833,500
44,000	Schiff Nutrition International Inc.†	317,916	789,800
55,000	St. Jude Medical Inc.	2,112,907	2,195,050
20,000	Stryker Corp.	1,063,765	1,102,000
100,000	Tenet Healthcare Corp.†	529,000	524,000
26,000	UnitedHealth Group Inc.	1,261,057	1,521,000
71,000	Watson Pharmaceuticals Inc.†	2,865,585	5,253,290
10,000	Zimmer Holdings Inc.	632,385	643,600

		83,851,505	100,486,110

	Hotels and Gaming — 0.3%
19,000	Accor SA	654,124	593,419
80,000	Boyd Gaming Corp.†	583,831	576,000
800,000	Ladbrokes plc	7,280,309	1,969,585
55,000	Las Vegas Sands Corp.	320,294	2,391,950
10,000	Wynn Resorts Ltd.	1,004,297	1,037,200

		9,842,855	6,568,154

	Machinery — 0.9%
170,000	CNH Global NV†	3,622,477	6,606,200
90,500	Deere & Co.	5,168,640	7,318,735

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
131,000	Xylem Inc.	$3,452,154	$3,297,270

		12,243,271	17,222,205

	Metals and Mining — 1.7%
64,000	Agnico-Eagle Mines Ltd.	2,501,525	2,589,440
280,000	Alcoa Inc.	5,003,491	2,450,000
20,000	Alliance Holdings GP LP	461,803	829,600
8,000	BHP Billiton Ltd., ADR	217,549	522,400
9,000	Cameco Corp.	190,708	197,550
360,000	Freeport-McMoRan Copper & Gold Inc.	8,197,685	12,265,200
267,200	Newmont Mining Corp.	14,454,407	12,961,872
25,000	Peabody Energy Corp.	404,351	613,000

		31,431,519	32,429,062

	Paper and Forest Products — 0.6%
389,000	International Paper Co.	11,846,046	11,245,990

	Publishing — 0.0%
125,000	Il Sole 24 Ore SpA†	296,841	82,811
16,000	News Corp., Cl. B	305,065	360,320

		601,906	443,131

	Real Estate — 0.0%
18,000	Brookfield Asset Management Inc., Cl. A	186,196	595,800

	Retail — 3.5%
346,000	CVS Caremark Corp.	11,799,251	16,168,580
1,000	HSN Inc.	35,430	40,350
142,000	Ingles Markets Inc., Cl. A	1,615,209	2,276,260
209,000	Lowe’s Companies Inc.	5,101,840	5,943,960
105,000	Macy’s Inc.	1,203,699	3,606,750
70,000	Rush Enterprises Inc., Cl. B†	1,042,471	939,400
360,000	Safeway Inc.	7,615,811	6,534,000
282,000	Sally Beauty Holdings Inc.†	3,489,141	7,258,680
133,000	The Home Depot Inc.	4,908,936	7,047,670
268,000	Walgreen Co.	9,732,679	7,927,440
30,000	Wal-Mart Stores Inc.	1,472,276	2,091,600
73,000	Whole Foods Market Inc.	2,286,015	6,958,360

		50,302,758	66,793,050

	Specialty Chemicals — 1.8%
71,000	Air Products & Chemicals Inc.	6,096,250	5,731,830
54,000	Airgas Inc.	3,567,522	4,536,540
92,000	Ashland Inc.	3,150,730	6,376,520
178,099	E. I. du Pont de Nemours and Co.	8,073,228	9,006,466
425,000	Ferro Corp.†	3,893,866	2,040,000
95,000	Olin Corp.	1,739,174	1,984,550
124,000	The Dow Chemical Co.	4,778,495	3,906,000

		31,299,265	33,581,906

Shares		Cost	Market Value
	Telecommunications — 5.6%
1,000	AboveNet Inc.†	$59,106	$84,000
502,000	AT&T Inc.	13,619,337	17,901,320
293,000	BCE Inc.	7,091,772	12,071,600
40,000	Belgacom SA	1,264,605	1,136,674
40,000	Bell Aliant Inc.(c)	1,082,414	990,040
535,000	Deutsche Telekom AG, ADR	9,273,107	5,848,620
55,000	France Telecom SA, ADR	1,320,128	721,050
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	243,750
41,000	Loral Space & Communications Inc.	2,813,179	2,761,350
160,000	Portugal Telecom SGPS SA	1,842,783	699,570
1,200,000	Sprint Nextel Corp.†	4,296,842	3,912,000
46,184	Telefonica SA, ADR	655,066	605,010
100,000	Telefonos de Mexico SAB de CV, Cl. L	51,348	75,864
115,000	Telekom Austria AG	1,709,390	1,129,189
140,870	Telephone & Data Systems Inc.	4,416,820	2,999,122
110,000	Telstra Corp. Ltd., ADR	2,014,389	2,073,500
70,000	TELUS Corp., Non-Voting, Cl. A	1,453,591	4,093,600
886,000	Verizon Communications Inc.	30,434,017	39,373,840
40,000	VimpelCom Ltd., ADR	230,241	324,400
371,000	Vodafone Group plc, ADR	9,898,139	10,454,780

		94,849,997	107,499,279

	Transportation — 0.6%
250,000	GATX Corp.	7,479,104	9,625,000
20,000	Kansas City Southern	335,793	1,391,200

		7,814,897	11,016,200

	Wireless Communications — 0.5%
91,779	Crown Castle International Corp.†	2,922,456	5,383,756
10,000	NII Holdings Inc.†	213,269	102,300
118,000	United States Cellular Corp.†	5,321,574	4,557,160

		8,457,299	10,043,216

	TOTAL COMMON STOCKS	1,442,206,205	1,794,470,119

	CONVERTIBLE PREFERRED STOCKS — 0.6%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A†	453,121	242,319

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd.†(d)	6,210	0

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Energy and Utilities — 0.4%
129,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	$4,649,004	$6,533,850

	Financial Services — 0.1%
1,500	Doral Financial Corp., 4.750% Cv. Pfd.†(d)	202,379	184,650
23,500	Newell Financial Trust I, 5.250% Cv. Pfd.	1,111,844	1,186,750

		1,314,223	1,371,400

	Telecommunications — 0.1%
54,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	2,030,988	2,246,400

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd., Ser. A(d)	199,475	288,750

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,653,021	10,682,719

	RIGHTS — 0.0%
	Health Care — 0.0%
145,000	Sanofi, CVR, expire 12/31/20†	242,911	204,450

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
316,800	Kinder Morgan Inc., expire 05/25/17†	539,130	684,288

	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(b)(c)(d)	0	74

	TOTAL WARRANTS	539,130	684,362

Principal Amount
	CORPORATE BONDS — 0.7%
	Aerospace — 0.1%
$ 1,500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	1,357,479	1,528,125

	Computer Hardware — 0.2%
4,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	3,838,746	3,960,000

	Diversified Industrial — 0.4%
8,800,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(c)	8,800,000	8,239,000

	Financial Services — 0.0%
500,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	496,797	511,875

Principal Amount		Cost	Market Value
	Real Estate — 0.0%
$ 450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24(d)	$422,927	$72,563

	TOTAL CORPORATE BONDS	14,915,949	14,311,563

	U.S. GOVERNMENT OBLIGATIONS — 5.3%
101,359,000	U.S. Treasury Bills, 0.050% to 0.150%††, 07/12/12 to 12/27/12	101,325,015	101,328,338

TOTAL INVESTMENTS — 100.0%		$1,567,882,231	1,921,681,551

Other Assets and Liabilities (Net)			1,644,057

PREFERRED STOCK
(5,603,095 preferred shares outstanding)			(459,257,875)

NET ASSETS — COMMON STOCK
(82,827,719 common shares outstanding)			$1,464,067,733

NET ASSET VALUE PER COMMON SHARE
($1,464,067,733 ÷ 82,827,719 shares outstanding)			$17.68

(a)	Amount represents less than 0.5 shares.
(b)	Illiquid security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of Rule 144A securities amounted to $9,872,711 or 0.51% of total investments. Except as noted in (b), these securities are liquid.

(d)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $546,037 or 0.03% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVR	Contingent Value Right
GDR	Global Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	82.6%	$1,587,917,312
Europe	14.4	275,683,136
Japan	2.6	49,717,139
Asia/Pacific	0.3	6,430,970
Latin America	0.1	1,932,994

Total Investments	100.0%	$1,921,681,551

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $1,567,882,231)	$1,921,681,551
Foreign currency, at value (cost $93,303)	95,606
Cash	609
Receivable for investments sold	585,858
Dividends and interest receivable	8,002,867
Deferred offering expense	122,936
Prepaid expenses	21,039

Total Assets	1,930,510,466

Liabilities:
Distributions payable	192,133
Payable for investments purchased	931,566
Payable for investment advisory fees	2,752,921
Payable for payroll expenses	65,320
Payable for accounting fees	3,750
Payable for auction agent fees	2,840,609
Other accrued expenses	398,559

Total Liabilities	7,184,858

Preferred Shares:
Series A Cumulative Preferred Shares (5.875%, $25 liquidation value, $0.001 par value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D Cumulative Preferred Shares (6.000%, $25 liquidation value, $0.001 par value, 2,600,000 shares authorized with 2,542,296 shares issued and outstanding)	63,557,400
Series E Cumulative Preferred Shares (Auction Rate, $25,000 liquidation value, $0.001 par value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000

Total Preferred Shares	459,257,875

Net Assets Attributable to Common Shareholders	$1,464,067,733

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,261,946,154
Accumulated net investment income	5,284,837
Accumulated net realized loss on investments and foreign currency transactions	(156,960,847)
Net unrealized appreciation on investments	353,799,320
Net unrealized depreciation on foreign currency translations	(1,731)

Net Assets	$1,464,067,733

Net Asset Value per Common Share:
($1,464,067,733 ÷ 82,827,719 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$17.68

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $854,167)	$31,944,935
Interest	381,790

Total Investment Income	32,326,725

Expenses:
Investment advisory fees	9,608,955
Shareholder communications expenses	242,597
Legal and audit fees	128,760
Custodian fees	127,988
Trustees’ fees	126,298
Payroll expenses	66,718
Accounting fees	22,500
Shareholder services fees	22,440
Miscellaneous expenses	136,465

Total Expenses	10,482,721

Less:
Advisory fee reduction	(694,971)
Custodian fee credits	(150)

Total Reductions and Credits	(695,121)

Net Expenses	9,787,600

Net Investment Income	22,539,125

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	15,853,816
Net realized loss on foreign currency transactions	(7,002)

Net realized gain on investments and foreign currency transactions	15,846,814

Net change in unrealized appreciation/depreciation:
on investments	44,287,049
on foreign currency translations	3,536

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	44,290,585

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	60,137,399

Net Increase in Net Assets Resulting from Operations	82,676,524

Total Distributions to Preferred Shareholders	(6,666,947)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$76,009,577

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
Operations:
Net investment income	$22,539,125		$31,195,505
Net realized gain on investments and foreign currency transactions	15,846,814		18,837,416
Net change in unrealized appreciation on investments and foreign currency translations	44,290,585		4,103,443

Net Increase in Net Assets Resulting from Operations	82,676,524		54,136,364

Distributions to Preferred Shareholders:
Net investment income	(3,533,483	)*	(8,906,023)
Net realized short-term gain	—		(4,385,498)
Net realized long-term gain	(3,133,464	)*	—

Total Distributions to Preferred Shareholders	(6,666,947)		(13,291,521)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	76,009,577		40,844,843

Distributions to Common Shareholders:
Net investment Income	(15,514,676	)*	(22,774,141)
Net realized short-term gain	—		(11,214,430)
Net realized long-term gain	(13,127,803	)*	—
Return of capital	(11,138,741	)*	(40,685,063)

Total Distributions to Common Shareholders	(39,781,220)		(74,673,634)

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,559,494)		(1,943,897)
Recapture of gain on sale of Fund shares	2,349		—

Net Decrease in Net Assets from Fund Share Transactions	(1,557,145)		(1,943,897)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	34,671,212		(35,772,688)

Net Assets Attributable to Common Shareholders:
Beginning of period	1,429,396,521		1,465,169,209

End of period (including undistributed net investment income of $5,284,837 and $3,587,742, respectively)	$1,464,067,733		$1,429,396,521

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008		2007
Operating Performance:
Net asset value, beginning of period	$17.24		$17.64	$15.58	$12.68	$23.57		$23.65

Net investment income	0.27		0.38	0.34	0.41	0.55		0.53
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	0.73		0.28	2.63	3.64	(9.92)		1.37

Total from investment operations	1.00		0.66	2.97	4.05	(9.37)		1.90

Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.11)	(0.16)	(0.16)	(0.27)		(0.10)
Net realized gain	(0.04	)*	(0.05)	—	—	(0.00	)(b)	(0.23)

Total distributions to preferred shareholders	(0.08)		(0.16)	(0.16)	(0.16)	(0.27)		(0.33)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.92		0.50	2.81	3.89	(9.64)		1.57

Distributions to Common Shareholders:
Net investment income	(0.19	)*	(0.27)	(0.16)	(0.21)	(0.29)		(0.51)
Net realized gain on investments	(0.16	)*	(0.14)	—	—	(0.00	)(b)	(1.15)
Return of capital	(0.13	)*	(0.49)	(0.60)	(0.78)	(0.99)		—

Total distributions to common shareholders	(0.48)		(0.90)	(0.76)	(0.99)	(1.28)		(1.66)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.01		0.01
Increase in net asset value from repurchase of preferred shares	—		—	—	0.00 (b)	0.02		—

Total from fund share transactions	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.03		0.01

Net Asset Value Attributable to Common Shareholders, End of Period	$17.68		$17.24	$17.64	$15.58	$12.68		$23.57

NAV total return †	5.71%		3.61%	19.73%	35.49%	(41.27)%		7.75%

Market value, end of period	$15.51		$15.42	$15.36	$13.11	$10.30		$20.68

Investment total return ††	3.68%		6.42%	23.90%	40.35%	(45.63)%		4.14%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,923,326		$1,888,654	$1,924,427	$1,759,526	$1,521,400		$2,475,831
Net assets attributable to common shares, end of period (in 000’s)	$1,464,068		$1,429,397	$1,465,169	$1,300,268	$1,059,276		$1,975,831
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	3.08	%(c)	2.12%	2.18%	3.18%	2.94%		2.17%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.43	%(c)	1.50%	1.53%	1.66%	1.48%		—
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (d)	1.34	%(c)	1.40%	1.53%	1.66%	1.17%		1.38%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.09	%(c)	1.14%	1.14%	1.16%	1.13%		—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any (d)	1.02	%(c)	1.07%	1.14%	1.16%	0.89%		1.11%
Portfolio turnover rate †††	7.5%		15.0%	19.0%	13.3%	32.0%		33.8%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
		2011	2010	2009	2008	2007
5.875% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$76,201	$76,200	$76,201	$76,201	$78,211	$80,000
Total shares outstanding (in 000’s)	3,048	3,048	3,048	3,048	3,128	3,200
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$25.71	$25.30	$24.98	$23.34	$22.25	$23.52
Asset coverage per share	$104.70	$102.81	$104.76	$95.78	$82.30	$123.79
Series B Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$90,000	$90,000	$90,000	$90,000	$90,000	$100,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (f)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$104,697	$102,810	$104,757	$95,781	$82,305	$123,792
Series C Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$108,000	$120,000
Total shares outstanding (in 000’s)	4	4	4	4	4	5
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (f)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$104,697	$102,810	$104,757	$95,781	$82,305	$123,792
6.000% Series D Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$63,557	$63,557	$63,557	$63,557	$64,413	$65,000
Total shares outstanding (in 000’s)	2,542	2,542	2,542	2,542	2,577	2,600
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$27.06	$26.09	$25.52	$24.44	$23.99	$24.41
Asset coverage per share	$104.70	$102.81	$104.76	$95.78	$82.30	$123.79
Series E Auction Rate Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$121,500	$121,500	$121,500	$121,500	$121,500	$135,000
Total shares outstanding (in 000’s)	5	5	5	5	5	5
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (f)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$104,697	$102,810	$104,757	$95,781	$82,305	$123,792
Asset Coverage (g)	419%	411%	419%	383%	329%	495%

†

Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 58.0%.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the period.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, for the year ended December 31, 2007, the ratios of operating expenses to average net assets attributable to common shares net of fee reduction, would have been 1.37% and the ratios of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction would have been 1.10%. For the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, and 2008, the effect of Custodian Fee Credits was minimal.

(e)	Based on weekly prices.
(f)

Liquidation value, except for 2007 when price was based on weekly auction prices. Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.

(g)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:(a)
Total Common Stocks	$1,794,470,119	—	—	$1,794,470,119
Convertible Preferred Stocks:
Building and Construction	—	—	$0	0
Transportation	—	$288,750	—	288,750
Other Industries(a)	10,393,969	—	—	10,393,969
Total Convertible Preferred Stocks	10,393,969	288,750	0	10,682,719
Rights(a)	204,450	—	—	204,450
Warrants(a)	684,288	74	—	684,362
Corporate Bonds(a)	—	14,239,000	72,563	14,311,563
U.S. Government Obligations	—	101,328,338	—	101,328,338
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,805,752,826	$115,856,162	$72,563	$1,921,681,551

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or for hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the six months ended June 30, 2012, the Fund held no investments in options.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in the value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2012, the Fund held no investments in interest rate swap agreements or equity contracts for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of certain hedging, yield enhancements, and risk management purposes. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2012, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of protecting the value of its portfolio against uncertainty in the level of future currency exchange rates or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the six months ended June 30, 2012, the Fund held no investments in forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2012, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2012, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.875% Series A Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, 6.000% Series D Cumulative Preferred Shares, and Series E Auction Rate Preferred Shares (“Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$33,988,571	$13,291,521
Return of capital	40,685,063	—

Total distributions paid	$74,673,634	$13,291,521

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2011, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(136,288,940)
Net unrealized appreciation on investments and foreign currency translations	292,495,657
Qualified late year loss deferral*	(737,270)
Other temporary differences**	(714,966)

Total	$154,754,481

*

Under the current law, qualified losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2011, the Fund elected to defer $737,270 of these losses, consisting of $14,101 of ordinary losses and $723,169 of post- October capital losses.

**	Other temporary differences were primarily due to income adjustments from investments in hybrid and defaulted securities.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2011, the Fund deferred capital losses of $737,270.

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2016	$6,213,956
Capital Loss Carryforward Available through 2017	104,827,934
Capital Loss Carryforward Available through 2018	25,247,050

Total Capital Loss Carryforwards	$136,288,940

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,579,857,352	$437,651,420	$(95,827,221)	$341,824,199

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Preferred Shares for the year.

The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2012, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate or corresponding swap rate of the outstanding Series A and Series D Preferred Shares. Thus, advisory fees with respect to the liquidation value of the Series A and Series D Preferred Shares were reduced by $694,971. For the six months ended June 30, 2012, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate for Series B, Series C, and Series E Preferred Shares. Thus, advisory fees were accrued on the liquidation value of Series B, Series C, and Series E Preferred Shares.

During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $136,090 to Gabelli & Company, Inc., an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2012 the Fund paid or accrued $66,718 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $137,477,304 and $156,101,839, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2012, the Fund repurchased and retired 97,670 shares of beneficial interest in the open market at a cost of $1,559,494 and an average discount of approximately 10.14% from its NAV.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Net increase from repurchase of common shares	(97,670)	$(1,559,494)	(124,248)	$(1,943,897)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, Series C, Series D, and Series E Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

A shelf registration authorizing the offering of an additional $500 million of common or preferred shares or notes was declared effective by the SEC on July 28, 2011.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days is expected to vary with short-term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 125%, 125%, and 150%, respectively, of the seven day Telerate/British Bankers Association LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. There were no redemptions of Series B, Series C, and Series E Preferred Shares during the six months ended June 30, 2012.

At June 30, 2012, the Fund may redeem in whole or in part the Series A and Series D Preferred Shares at the redemption price at any time. The Board has authorized the repurchase of Series A and Series D Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2012, the Fund did not repurchase any shares of Series A or Series D Preferred Shares.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/2012	Net Proceeds	2012 Dividend Rate Range	Dividend Rate at 06/30/2012	Accrued Dividend at 06/30/2012
A 5.875%	October 12, 2004	3,200,000	3,048,019	$77,280,971	Fixed Rate	5.875%	$74,613
B Auction Market	October 12, 2004	4,000	3,600	98,858,617	1.438% to 1.458%	1.446%	18,075
C Auction Market	October 12, 2004	4,800	4,320	118,630,341	1.438% to 1.456%	1.445%	13,005
D 6.000%	November 3, 2005	2,600,000	2,542,296	62,617,239	Fixed Rate	6.000%	63,557
E Auction Rate	November 3, 2005	5,400	4,860	133,379	1.688% to 1.707%	1.695%	22,883

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there was a subsequent event requiring recognition or disclosure in the financial statements.

On July 12, 2012, Moody’s Investors Services changed its ratings on the Preferred Shares. This ratings change increased the maximum rate to 150%, 150% and 250% on the Series B Preferred, the Series C Preferred, and the Series E Preferred, respectively, of the seven day Telerate/British Bankers Association LIBOR on the following auction dates.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 14, 2012 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2012 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore M. Salibello and Edward T. Tokar as Trustees of the Fund. A total of 77,571,755 votes and 78,438,780 votes were cast in favor of these Trustees and a total of 3,359,451 votes and 2,492,426 votes were withheld for these Trustees, respectively. In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Trustee of the Fund. A total of 5,042,254 votes were cast in favor of this Trustee and a total of 141,267 votes were withheld for this Trustee.

Mario J. Gabelli, CFA, Anthony J. Colavita, Mario d’Urso, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 8, 2012, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Dividend & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Dividend & Income Trust

c/o Computershare

P.O. Box 43010

Providence, RI 02940-3010

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Frank J. Fahrenkopf, Jr.

President & Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello

Certified Public Accountant,

BDO USA, LLP

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman, BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert

President & Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

State Street Bank and Trust Company

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

	Common	5.875% Preferred	6.00% Preferred
NYSE–Symbol:	GDV	GDV PrA	GDV PrD
Shares Outstanding:	82,827,719	3,048,019	2,542,296

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit	Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/12 through 01/31/12	Common – 5,000 Preferred Series A – N/A Preferred Series D – N/A	Common – $15.5988 Preferred Series A – N/A Preferred Series D – N/A	Common –5,000 Preferred Series A – N/A Preferred Series D – N/A	Common – 82,920,389 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #2 02/01/12 through 02/29/12	Common – 4,170 Preferred Series A – N/A Preferred Series D – N/A	Common – $15.9482 Preferred Series A – N/A Preferred Series D – N/A	Common – 4,170 Preferred Series A – N/A Preferred Series D – N/A	Common – 82,916,219 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #3 03/01/12 through 03/31/12	Common – 5,000 Preferred Series A – N/A Preferred Series D – N/A	Common – $16.3764 Preferred Series A – N/A Preferred Series D – N/A	Common – 5,000 Preferred Series A – N/A Preferred Series D – N/A	Common – 82,911,219 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #4 04/01/12 through 04/30/12	Common – 83,500 Preferred Series A – N/A Preferred Series D – N/A	Common – $16.0619 Preferred Series A – N/A Preferred Series D – N/A	Common – 83,500 Preferred Series A – N/A Preferred Series D – N/A	Common - 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #5 05/01/12 through 05/31/12	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296

Month #6 06/01/12 through 06/30/12	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Total	Common – 97,670 Preferred Series A – N/A Preferred Series D – N/A	Common – $15.97 Preferred Series A – N/A Preferred Series D – N/A	Common – 97,670 Preferred Series A – N/A Preferred Series D – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

* Print the name and title of each signing officer under his or her signature.